Other Non-Current Financial Assets	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Non-Current Financial Assets [Abstract]
OTHER NON-CURRENT FINANCIAL ASSETS

NOTE 7B — OTHER NON-CURRENT FINANCIAL ASSETS

Other non-current financial assets consist of the following:

	As of September 30, 2025	As of March 31, 2025
	(US$)	(US$)
Non Current
Deposits	408,178	309,730
Total	408,178	309,730

*	The amounts presented as “Advances for network acquisition” refer to upfront payments made to acquire subscriber networks, including subsequent tranches of additional networks. This process typically involves securing access to a base of existing or potential subscribers from another network provider or entity. The goal of acquiring such networks is to enhance the company’s subscriber base, drive revenue growth, expand market reach, and reduce competition within specific territories. These advances form part of the company’s strategic initiatives to strengthen its customer portfolio and establish a more prominent position in the industry.

NOTE 10A — Other non-current financial assetS

Other non-current financial assets consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Deposits	$309,730	$285,523
	$309,730	$285,523